Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 14,489	$ 15,030	$ 10,890	$ 11,247
Balance in USD [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	14,007	11,902
Balance in other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 482	$ 3,128